Related Party Transactions - Schedule of Nature of Relationships with Related Parties (Details)	6 Months Ended
Mar. 31, 2025
Mr. Gang Lai [Member]
Schedule of Nature of Relationships With Related Parties [Line Items]
Relationship with the Company	Chief Executive Officer and chairman of the Company’s Board of Directors
Ms. Lin Yang [Member]
Schedule of Nature of Relationships With Related Parties [Line Items]
Relationship with the Company	Chief Financial Officer of the Company